Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 9, 2011
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 9, 2011
Prospectus Date	rr_ProspectusDate	Jun 15, 2011

Scout TrendStar Small Cap Fund (Prospectus Summary): | Scout TrendStar Small Cap Fund
Scout TrendStar Small Cap Fund

Scout Funds

Scout TrendStar Small Cap Fund

Supplement dated September 9, 2011 to the Prospectus dated June 15, 2011 for the

Scout TrendStar Small Cap Fund

The performance bar chart information for the Scout TrendStar Small Cap Fund contained on page 11 of the Prospectus is deleted in its entirety and replaced by the following:

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Annual Total Return as of December 31 of Each Year

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 15, 2011
Scout TrendStar Small Cap Fund (Prospectus Summary): | Scout TrendStar Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Scout TrendStar Small Cap Fund
Supplement Text	ck0001105128_SupplementTextBlock

Scout Funds

Scout TrendStar Small Cap Fund

Supplement dated September 9, 2011 to the Prospectus dated June 15, 2011 for the

Scout TrendStar Small Cap Fund

The performance bar chart information for the Scout TrendStar Small Cap Fund contained on page 11 of the Prospectus is deleted in its entirety and replaced by the following:

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Bar Chart, Heading	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Scout TrendStar Small Cap Fund | Scout TrendStar Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRESX
Annual Return 2006	rr_AnnualReturn2006	8.85%
Annual Return 2005	rr_AnnualReturn2005	5.25%
Annual Return 2004	rr_AnnualReturn2004	16.32%
Annual Return 2009	rr_AnnualReturn2009	28.72%
Annual Return 2008	rr_AnnualReturn2008	(40.04%)
Annual Return 2007	rr_AnnualReturn2007	(3.78%)
Annual Return 2010	rr_AnnualReturn2010	23.79%